FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906



October 2, 2008

Filed Via Edgar (CIK #0000881309)
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      RE:  FRANKLIN MUNICIPAL SECURITIES TRUST
           File Nos. 033-44132 and 811-06481

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 25, 2008.

Sincerely yours,

FRANKLIN MUNICIPAL SECURITIES TRUST



/s/ David P. Goss
Vice President

DPG/jg

cc:   Bruce G. Leto, Esq.